Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	FRONTEO, INC.
Entity Central Index Key	0001550935
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	38,123,862
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY